FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments And Risk Management
SCHEDULE OF FINANCIAL ASSETS AND IMPACT OF CREDIT EXPOSURE

Composition of the Group’s financial assets and financial liabilities:

	December 31,
	2025	2024
Financial assets at amortized cost:
Cash and cash equivalents	12,201	2,343
Other current receivables	587	1,993
Total financial assets	12,788	4,336

SCHEDULE OF FINANCIAL LIABILITIES FAIR VALUE THROUGH PROFIT OR LOSS
	December 31,
	2025	2024
Financial liabilities at fair value through profit or loss:
Short term loan	-	1,000
Convertible notes	365	391
Convertible Features	3,207	791
Warrants - derivative financial liability	5	1,384
Bridge loans liabilities	453	902
Total financial liabilities at fair value through profit or loss	4,030	4,468

Financial liabilities at amortized cost:
Trade and other payables	12,735	13,605
Convertible notes	4,723	2,469
Lease liabilities	424	418
Government grants	202	177
Total financial liabilities at amortized cost	18,084	16,669
Total financial liabilities	22,114	21,137

SCHEDULE OF FOREIGN CURRENCY SENSITIVITY ANALYSIS

	Change in NIS rate	Effect on net loss
December 31, 2025	10%	219
December 31, 2024	10%	275

	Change in AUD rate	Effect on net loss
December 31, 2025	10%	27
December 31, 2024	10%	38

	Change in SGD rate	Effect on net loss
December 31, 2025	10%	15
December 31, 2024	10%	10

	Change in EUR rate	Effect on net loss
December 31, 2025	10%	-
December 31, 2024	10%	16

	Change in AED rate	Effect on net loss
December 31, 2025	10%	1
December 31, 2024	10%	-

SCHEDULE OF CONTRACTUAL MATURITY FOR FINANCIAL LIABILITIES

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total

Trade and other payables	12,735						12,735
Short term loan	-
Bridge loans	453						453
Government grants	202						202
Lease liability	74	74	74	74	74	54	424
Convertible note	8,295						8,295
Financial derivatives	5						5

	21,764	74	74	74	74	54	22,114

As of December 31, 2024

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total

Trade and other payables	13,605	-	-	-	-	-	13,605
Short term loan	1,000	-	-	-	-	-	1,000
Bridge loans	902	-	-	-	-	-	902
Government grants	177	-	-	-	-	-	177
Lease liability	81	74	74	74	74	41	418
Convertible note	3,651	-	-	-	-	-	3,651
Financial derivatives	1,384	-	-	-	-	-	1,384

	20,800	74	74	74	74	41	21,137